Equity-Based Compensation - Summary of Equity-Based Compensation Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of equity-based compensation expense
Restricted stock units	$ 4,219	$ 4,099	$ 3,746